Related Party Transactions (Details) - Related parties [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries and other short-term benefits	$ 2,614	$ 2,130
Share-based compensation	2,990	2,513
Key management personnel compensation	$ 5,604	$ 4,643